OPTIONS (Details Narrative) - USD ($)						12 Months Ended
	Feb. 18, 2021	Jul. 30, 2019	Dec. 18, 2017	Nov. 10, 2017	May 28, 2017	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Nov. 10, 2017	Oct. 31, 2019	Jun. 30, 2018
Defined Benefit Plan Disclosure [Line Items]
Stock options exercise purchase price						$ 1.50	$ 1.50	$ 1.50			$ 1.50
Options exercised						10,000
Share-based compensation for services						$ 529,658	$ 394,465	$ 682,254
IPO [Member] | Common Class A [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of shares issued under public offering			10,913,631
TJ Capital Management, L.P [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock options grants to purchase				160,000
Stock options exercise purchase price				$ 1.50					$ 1.50
TJ Capital Management, L.P [Member] | Corporate and Executive Service Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock options grants to purchase		160,000
Stock options exercise purchase price		$ 1.50
Options vested		6,667
Share-based payment award fair value assumptions expected term		2 years
Aggregated fair value of options granted		$ 284,300
Share price		$ 2.90
Share-based payment award, fair value assumptions, risk free interest rate		1.85%
Share-based payment award, fair value assumptions, exercise price		$ 1.50
Share-based payment award, fair value assumptions, expected volatility rate		77.00%
Share-based payment award, fair value assumptions, expected dividend payments
TJ Capital Management, L.P [Member] | Consulting Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Options exercised		10,000
Number of shares issued under public offering	6,053
TJ Capital Management, L.P [Member] | IPO One [Member]
Defined Benefit Plan Disclosure [Line Items]
Options vested				60,000					60,000
Share-based payment award fair value assumptions expected term									7 months
TJ Capital Management, L.P [Member] | IPO Two [Member]
Defined Benefit Plan Disclosure [Line Items]
Options vested				50,000					50,000
Share-based payment award fair value assumptions expected term				10 months
TJ Capital Management, L.P [Member] | IPO Three [Member]
Defined Benefit Plan Disclosure [Line Items]
Options vested				50,000					50,000
Share-based payment award fair value assumptions expected term				15 months
Dr. Yunhao Chen [Member]
Defined Benefit Plan Disclosure [Line Items]
Options vested						120,000
Share-based payment award fair value assumptions expected term					2 years
Aggregated fair value of options granted					$ 440,840
Share price					$ 5.0
Share-based payment award, fair value assumptions, risk free interest rate					1.84%
Share-based payment award, fair value assumptions, exercise price					$ 1.50
Share-based payment award, fair value assumptions, expected volatility rate					69.50%
Share-based payment award, fair value assumptions, expected dividend payments
Options exercised						0
Share-based payment award, fair value assumptions, method used					Black-Scholes pricing model
Dr. Yunhao Chen [Member] | Employment Agreement [Member] | Common Class A [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock options grants to purchase					120,000
Stock options exercise purchase price					$ 1.50
Dr. Yunhao Chen [Member] | IPO [Member] | Employment Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Options vested					5,000
Mr Silong Chen [Member]
Defined Benefit Plan Disclosure [Line Items]
Options vested						220,000
Share-based payment award fair value assumptions expected term					3 years
Aggregated fair value of options granted					$ 1,385,500
Share price					$ 5.0
Share-based payment award, fair value assumptions, risk free interest rate					1.94%
Share-based payment award, fair value assumptions, exercise price					$ 1.50
Share-based payment award, fair value assumptions, expected volatility rate					74.70%
Share-based payment award, fair value assumptions, expected dividend payments
Options exercised						0
Share-based payment award, fair value assumptions, method used					Black-Scholes pricing model
Stock options non vested shares										140,000
Mr Silong Chen [Member] | Common Class A [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock options grants to purchase					360,000
Stock options exercise purchase price					$ 1.50
Mr Silong Chen [Member] | IPO [Member]
Defined Benefit Plan Disclosure [Line Items]
Options vested					10,000